SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2024
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
22.   SHARE-BASED PAYMENTS

In March 2023, the board of directors of BTG approved the 2023 Share Incentive Plan (the “2023 Plan”), which was effective upon the completion of the Business Combination on April 13, 2023. Under the 2023 Plan, the Group is able to issue up to an aggregate of 21,877,912 Class A ordinary shares to the designated recipients. In April 2023, the Group modified the expiration date of all outstanding share awards to be the tenth anniversary from the date of grant. The modification had no impact to the overall financial presentation. BTG granted a total of 1,276,418 shares awards in two batches in January and April 2024 for the six months ended June 30, 2024, and a total of 401,434 shares awards in two batches in January and April 2023 for the six months ended June 30, 2023, to the designated recipients under the 2023 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at exercise prices ranging from US$3.50 to US$9.86 and US$3.50 per share for the six months ended June 30, 2024 and 2023, respectively. The majority of the share awards vest from three to five years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted expire on the tenth anniversary from the date of grant.

In June 2023, the board of directors of BTG approved the 2023 Performance Share Plan (the “2023 Performance Plan”), which was effective in October 2023. Under the 2023 Performance Plan, the Group is able to issue up to an aggregate of 1,112,886 Class A ordinary shares to the designated recipients. The number of Class A ordinary shares available for issuance under the 2023 Performance Plan could be subsequently adjusted to be no more than 11,128,861 based on the Group’s market capitalization as set forth in the 2023 Performance Plan. The Group did not issue any award under the 2023 Performance Plan for the six months ended June 30, 2024.

The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards. For retrospective presentation, the number of Bitdeer’s share awards have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Period ended June 30, 2024
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2024	11,744	3.65	23.04
Granted during the period	1,276	6.53	5.78
Exercised during the period (1)	(168)	3.61	21.83
Forfeited during the period	(95)	3.86	17.61
As at June 30, 2024	12,757	3.94	21.37
Vested and exercisable at June 30, 2024	6,950	3.63	23.63

	Period ended June 30, 2023
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2023	10,398	3.50	25.27
Granted during the period	401	3.50	4.72
Forfeited during the period	(130)	3.50	19.85
As at June 30, 2023	10,669	3.50	24.57
Vested and exercisable at June 30, 2023	5,293	3.50	24.57

(1)	The total proceeds received from the exercised shares under the 2023 plan for the six months ended June 30, 2024 was approximately US$604,000.

The weighted average contractual life for the remaining options at June 30, 2024 and 2023 was 7.72 years and 8.32 years, respectively.

The expense recognized for share awards during the six months ended June 30, 2024 and 2023 was approximately US$15.9 million and US$21.8 million. The breakdown is as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Cost of revenue	1,340	2,576
General and administrative expenses	9,172	11,299
Research and development expenses	4,367	6,107
Selling expenses	1,017	1,865
Total	15,896	21,847

The fair value of the share awards is estimated at the grant date using the binomial model with the assistance of an independent valuation specialist. The following table provides the range of the key inputs to the model used for determining the value of the grant for the six months ended June 30, 2024 and 2023:

	Periods ended June 30,
	2024	2023
Dividend yield (%)	-	-
Expected volatility (%)	118%	121% - 124%
Risk-free interest rate (%)	3.88% - 4.33%	4.152% - 4.167%
Exercise multiple	2.20 – 2.80	2.20 - 2.80

The incremental fair value related to the modification of expiration date of the share awards is estimated at the modification date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs range to the model used for determining the incremental fair value of the modification for the options granted during the six months ended June 30, 2023:

Period ended June 30,
2023
Dividend yield (%)	-
Expected volatility (%)	119%
Risk-free interest rate (%)	3.45%
Exercise multiple	2.20 - 2.80

The above inputs for the binomial model have been determined based on the following:

•
Dividend return is estimated by reference to the Group’s plan to distribute dividends in the near future. Currently, this is estimated to be zero as the Group plans to retain all profit for corporate expansion;

•	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies to the Group;

•	Risk-free interest rate is based on the yield to maturity of U.S. treasury bills denominated in US$ at the option valuation date;

•	Exercise multiple is based on empirical research on typical share award exercise behavior.